DEBT - FIRST MORTGAGE BONDS (Details) $ in Thousands	Aug. 01, 2019 USD ($) First_mortgage_bond	Apr. 18, 2019 USD ($) First_mortgage_bond	Sep. 30, 2020 USD ($)	Sep. 01, 2020 USD ($)	Jul. 23, 2020 USD ($)	Jun. 30, 2020 USD ($)	May 14, 2020 USD ($)	Sep. 30, 2019 USD ($)	Jul. 17, 2019 USD ($)
Debt Instrument [Line Items]
NJBPU dividend restriction, equity to capitalization ratio			0.30
Debt to equity ratio			0.531
First mortgage bonds:
Debt Instrument [Line Items]
Maximum amount that can be issued			$ 1,100,000
NJNG
Debt Instrument [Line Items]
Number of first mortgage bonds completed | First_mortgage_bond	3	3
Proceeds from reissuance of first mortgage bond	$ 97,000	$ 35,800
NJNG | First mortgage bonds:
Debt Instrument [Line Items]
Weighted average interest rate		3.02%
NJNG | First mortgage bonds: | Series OO
Debt Instrument [Line Items]
Long-term debt			$ 46,500					$ 46,500
Stated interest rate			3.00%
NJNG | First mortgage bonds: | Series CCC
Debt Instrument [Line Items]
Long-term debt			$ 41,000					41,000
Stated interest rate			3.00%
NJNG | First mortgage bonds: | Series BBB
Debt Instrument [Line Items]
Long-term debt			$ 9,545					$ 9,545
Stated interest rate			2.75%
NJNG | Unsecured Senior Note 3.76%
Debt Instrument [Line Items]
Long-term debt									$ 100,000
Stated interest rate									3.76%
NJNG | Unsecured Senior Note 3.86%
Debt Instrument [Line Items]
Long-term debt									$ 85,000
Stated interest rate									3.86%
NJNG | Senior Notes
Debt Instrument [Line Items]
Note purchase agreement amount				$ 75,000			$ 125,000
NJNG | Senior Notes | Fixed Interest Rate Maturing 2050
Debt Instrument [Line Items]
Stated interest rate				2.87%	3.13%	3.13%	3.13%
Note purchase agreement amount				$ 25,000	$ 50,000	$ 50,000	$ 100,000
NJNG | Senior Notes | Fixed Interest Rate Maturing 2060
Debt Instrument [Line Items]
Stated interest rate				2.97%	3.33%		3.33%
Note purchase agreement amount				$ 50,000	$ 25,000		$ 25,000